Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement of comprehensive income [abstract]
Net income	$ 3,088	$ 1,953
Components of other comprehensive income that will be reclassified to profit or loss, net of tax [abstract]
Reclassification adjustments on cash flow hedges, net of tax	1	0
Other comprehensive income, net of tax, exchange differences on translation of foreign operations	0	(3)
Components of other comprehensive income that will not be reclassified to profit or loss, net of tax [abstract]
Other comprehensive income, net of tax, gains (losses) on remeasurements of defined benefit plans	(4)	0
Other comprehensive income, net of tax, gains (losses) from investments in equity instruments	12	1
Total other comprehensive income (loss)	9	(2)
Total comprehensive income	3,097	1,951
Attributable to:
Equity holders of Barrick Gold Corporation	2,153	1,270
Non-controlling interests	$ 944	$ 681